Schedule of Allowance for Current Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at the beginning of the period	¥ (5,434)	¥ (2,230)
Additions	1,218	(3,204)
Write-offs
Balance at the end of the period	¥ (4,216)	¥ (5,434)